Income taxes - Summary of Reconciliation of Income Tax Benefit And The Accounting Loss (Parenthetical) (Detail)	3 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Reconciliation Of Average Effective Tax Rate And Applicable Tax Rate [Line Items]
Applicable tax rate	25.80%	25.80%